Document and Entity Information	Dec. 12, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001740279
Document Type	8-K
Document Period End Date	Dec. 12, 2022
Entity Registrant Name	IN8bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39692
Entity Tax Identification Number	82-5462585
Entity Address, Address Line One	350 5th Avenue
Entity Address, Address Line Two	Suite 5330
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10118
City Area Code	646
Local Phone Number	600-6438
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	INAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false